SHARE-BASED PAYMENTS - RSU, PSU and DSU Activity (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Equity-settled RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	292,634	0
Units granted (in shares)	393,805	304,142
Units cancelled (in shares)	(94,872)	(11,104)
Units outstanding, end of year (in shares)	574,726	292,634
Units vested, end of year (in shares)	404,144	168,681
Equity-settled RSU | Settled in shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled in cash / Redeemed (in shares)	(15,370)	0
Equity-settled RSU | Settled in cash
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled in cash / Redeemed (in shares)	(1,471)	(404)
Equity-settled PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	780,786	0
Units granted (in shares)	903,341	812,603
Units cancelled (in shares)	(242,151)	(30,604)
Units outstanding, end of year (in shares)	1,409,472	780,786
Units vested, end of year (in shares)	1,037,878	489,134
Equity-settled PSU | Settled in shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled in cash / Redeemed (in shares)	(30,060)	0
Equity-settled PSU | Settled in cash
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled in cash / Redeemed (in shares)	(2,444)	(1,213)
DSU plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,487,414	1,586,384
Units granted (in shares)	139,677	118,667
Settled in cash / Redeemed (in shares)	(249,780)	(217,637)
Units outstanding, end of year (in shares)	1,377,311	1,487,414
RSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	404,037	646,231
Units cancelled (in shares)	(43,833)	(12,369)
Settled in cash / Redeemed (in shares)	(167,065)	(229,825)
Units outstanding, end of year (in shares)	193,139	404,037
Units vested, end of year (in shares)	184,725	332,420
PSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	912,281	1,148,302
Units cancelled (in shares)	(283,840)	(83,204)
Settled in cash / Redeemed (in shares)	(136,545)	(152,817)
Units outstanding, end of year (in shares)	491,896	912,281
Units vested, end of year (in shares)	467,991	711,745